                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06346

Morgan Stanley Quality Municipal Investment Trust
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008


Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Quality Municipal Investment Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND, THEREFORE, THE VALUE OF THE TRUST'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the six months ended April 30, 2008

MARKET CONDITIONS

The six-month period under review was marked by disrupted credit markets, recession fears, deterioration of the housing market, and markdowns in the mortgage market as a result of forced selling. Although the fixed income market saw some improvements in the last month of the period, many of the same concerns and problems remained.

The Federal Reserve (the "Fed") stepped in several times during the period to minimize the liquidity crisis. Not only did the Federal Open Market Committee reduce the target federal funds rate several times, from 4.5 percent to 2.0 percent, but in an unprecedented move, the Fed granted primary Treasury dealers (mostly brokerage firms) access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in what was most decidedly the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

The decline in short-term interest rates, coupled with the risk-averse environment during the period pushed Treasury yields lower, especially on the short end of the yield curve, causing the curve to steepen. The municipal yield curve steepened as well, with the yield differential between one-year and 30-year maturities reaching more than 300 basis points. Overall, municipal bonds underperformed their taxable counterparts as credit rating downgrades of various monoline bond insurers and the deterioration of the auction rate and variable rate markets posed additional challenges for the sector. After a record year for new municipal bond issuance in 2007, the amount of new issues coming to market in the first four months of 2008 declined.

PERFORMANCE ANALYSIS

For the six-month period ended April 30, 2008, the net asset value (NAV) of Morgan Stanley Quality Municipal Investment Trust (IQT) decreased from $14.50 to $13.98 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.345 per share, the Trust's total NAV return was -0.94 percent. IQT's value on the New York Stock Exchange (NYSE) moved from $13.00 to $12.79 per share during the same period. Based on this change plus reinvestment of dividends, the Trust's total market return was 1.09 percent. IQT's NYSE market price was at an 8.51 percent discount to its NAV. During the fiscal period, the Trust purchased and retired 153,214 shares of common stock at a weighted average market discount of 10.51 percent. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2008, declared in April, were unchanged at $0.0575 per share. The dividend reflects the current level of the Trust's net investment income. IQT's level of undistributed net investment income was $0.067 per share on April 30, 2008 versus $0.050 per share six months earlier.(1)

Throughout the six-month period, the Trust maintained a lower interest rate sensitivity (as measured by duration*), which was implemented through the use of a U.S. Treasury futures hedge. This defensive positioning benefited performance as it helped to minimize the price declines that resulted from rising yields across the intermediate and long end of the municipal yield curve.

In terms of the Trust's sector positioning, an overweight in the hospital/life care and tobacco sectors detracted from relative performance as spread widening in those sectors hindered returns. Conversely, an overweight in the public utility sector, particularly water and sewer bonds, benefited performance. The flight to quality that took place during the period helped boost the performance of the more solid infrastructure sectors such as utilities and the Trust's holdings there enhanced returns.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of Auction Rate Preferred Shares (ARPS) outstanding, including their purchase in the open market or in privately negotiated transactions.


--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline. Duration calculations are adjusted for leverage.

TOP FIVE SECTORS AS OF 04/30/08
General Obligation                 13.8%
Hospital                           13.0
Water & Sewer                      12.1
Transportation                     11.2
Other Revenue                      10.7




LONG-TERM CREDIT ANALYSIS AS OF
04/30/08
Aaa/AAA                             47.4
Aa/AA                               23.3
A/A                                 16.8
Baa/BBB                             10.6
Ba/BB                                0.3
N/R                                  1.6




SUMMARY OF INVESTMENTS BY STATE
CLASSIFICATION AS OF 04/30/08

California                         22.7%
Florida                            16.9
Texas                              16.3
New York                           15.9
Georgia                            11.9
New Jersey                          8.6
South Carolina                      6.2
Kentucky                            5.9
Washington                          5.8
Maryland                            4.9
Pennsylvania                        4.6
Colorado                            4.5
Tennessee                           4.4
Hawaii                              3.9
Michigan                            3.3
Alaska                              3.2
Nevada                              3.1
Indiana                             3.1
District of Columbia                3.0
Illinois                            2.0



SUMMARY OF INVESTMENTS BY STATE
CLASSIFICATION (CONTINUED)

Iowa                                1.7%
Ohio                                1.6
Utah                                1.6
North Carolina                      1.1
Nebraska                            1.0
Alabama                             1.0
Missouri                            1.0
Virginia                            0.8
Arizona                             0.5
New Mexico                          0.5
Idaho                               0.4
Massachusetts                       0.2
                                  ------
Total Long-Term Investments+      161.6
Short-Term Investment               3.0
Liability for Floating Rate Note
  and  Dealer Trust Obligations   -10.9
Other Assets in Excess of
  Liabilities                       0.5
Preferred Shares of Beneficial
  Interest                        -54.2
                                  ------
Net Assets Applicable to Common
  Shareholders                    100.0%
                                  ======




+ Does not include open long/short futures contracts with an underlying face value amount of $57,669,689 with unrealized appreciation of $290,068 and swap contracts with an unrealized depreciation of $71,972.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Top five sectors are as a percentage of total investments. Long-term credit analysis are as a percentage of long-term investments. Summary of investments by state classification are as a percentage of net assets applicable to common shareholders. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q.

Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------
           Tax-Exempt Municipal Bonds (161.6%)

           Alabama (1.0%)

$   2,000  Jefferson County, Alabama, School Ser 2004 A...........    5.50    %  01/01/22   $    1,862,760
                                                                                            --------------

           Alaska (3.2%)

    4,000  North Slope Borough, Alaska, Ser 2000 B (MBIA Insd)....    0.00       06/30/09        3,873,400

    3,000  Northern Tobacco Securitization Corporation, Alaska,
             Asset Backed Ser 2006 A..............................    5.00       06/01/46        2,344,050
                                                                                            --------------

                                                                                                 6,217,450
                                                                                            --------------

           Arizona (0.5%)

      985  Arizona, Ser 2008 A COPs (FSA Insd)....................    5.00       09/01/24        1,026,922
                                                                                            --------------

           California (22.7%)

      690  Alvord Unified School District, California, Ser 2007 A
             (FSA Insd) (WI)......................................    5.00       08/01/23          734,374

    5,000  California, Economic Recovery, Ser 2004 A..............    5.00       07/01/16        5,240,500

    3,000  California, Various Purpose dtd 05/01/03...............    5.00       02/01/24        3,069,270

    3,000  California Health Facilities Financing Authority,
             Cedars-Sinai Medical Center Ser 2005.................    5.00       11/15/34        2,926,740

    2,000  California Infrastructure & Economic Development Bank,
             The Scripps Research Institute Ser 2005 A............    5.00       07/01/29        2,049,480

    3,000  California Statewide Communities Development Authority,
             John Muir Health Ser 2006 A..........................    5.00       08/15/32        2,921,580

    4,000  Golden State Tobacco Securitization Corporation,
             California, Asset Backed Ser 2007 A-1 (a)............    5.125      06/01/47        3,236,340

    4,000  Golden State Tobacco Securitization Corporation,
             California, Asset Backed Ser 2007 A-1................    5.75       06/01/47        3,591,560

    3,000  Golden State Tobacco Securitization Corporation,
             California, Enhanced Asset Backed Ser 2005 A (AMBAC
             Insd)................................................    5.00       06/01/29        2,938,620

    2,000  Golden State Tobacco Securitization Corporation,
             California, Enhanced Asset Backed Ser 2005 A.........    5.00       06/01/45        1,887,540

      585  Indio Redevelopment Agency, California, Merged
             Redevelopment Project Area, Ser 2008 A (WI)..........    5.00       08/15/24          581,735

    2,000  Los Angeles, California, Ser 2004 A (MBIA Insd)........    5.00       09/01/24        2,067,840

    1,920  Los Angeles Department of Water & Power, California,
             Water 2004 Ser C (MBIA Insd).........................    5.00       07/01/23        1,991,309

    4,000  Oxnard Financing Authority, California, Redwood Trunk
             Sewer & Headworks Ser 2004 A (FGIC Insd).............    5.00       06/01/29        4,012,320

    4,000  San Francisco City & County, California, Laguna Honda
             Hospital Ser 2005 I (FSA Insd) (a)...................    5.00       06/15/30        4,095,080


                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------

$   3,300  San Jose, California, Evergreen Community College
             District Election of 2004 Ser B (FSA Insd)...........    0.00    %  09/01/30   $    1,021,383

    2,000  Tobacco Securitization Authority of Northern
             California, Sacramento County Tobacco Securitization
             Corporation Ser 2005 A-1.............................    5.00       06/01/37        1,662,040
                                                                                            --------------

                                                                                                44,027,711
                                                                                            --------------

           Colorado (4.5%)

    1,585  Colorado Educational & Cultural Facilities Authority,
             Peak to Peak Charter School Refg & Impr Ser 2004
             (XLCA Insd)..........................................    5.25       08/15/34        1,605,193

      390  Colorado Health Facilities Authority, Catholic Health
             Ser 2006 C-7 (FSA Insd)..............................    4.75       09/01/25          388,151

      210  Colorado Housing & Finance Authority, 2000 Ser D-2
             (AMT)................................................    6.90       04/01/29          219,723

    5,000  Colorado Springs, Utilities Ser 2001 A.................    5.00       11/15/29        5,051,550

    1,500  University of Colorado Hospital Authority, Ser 2006 A..    5.00       11/15/37        1,352,730
                                                                                            --------------

                                                                                                 8,617,347
                                                                                            --------------

           District of Columbia (3.0%)

    2,000  District of Columbia Ballpark, Ser 2006 B-1 (FGIC
             Insd)................................................    5.00       02/01/31        1,888,260

      575  District of Columbia Water and Sewer Authority, Public
             Utility Ser 2008 A (AGC Insd)........................    5.00       10/01/27          594,331

      265  District of Columbia Water and Sewer Authority, Public
             Utility Ser 2008 A (AGC Insd)........................    5.00       10/01/28          272,582

    3,000  Metropolitan Washington Airports Authority, District of
             Columbia & Virginia, Ser 2004 C-1 (AMT) (FSA Insd)
             (b)..................................................    5.00       10/01/20        3,024,450
                                                                                            --------------

                                                                                                 5,779,623
                                                                                            --------------

           Florida (16.9%)

    6,890  Florida State Board of Education, Capital Outlay Refg
             Ser 2001 D...........................................    5.375      06/01/18        7,325,035

      945  Florida State Mid-Bay Bridge Auth, Ser 2008 (AGC
             Insd)................................................    5.00       10/01/22          973,605

    3,000  Highlands County Health Facilities Authority, Florida,
             Adventist Health Refg Ser 2005 C.....................    5.00       11/15/31        2,873,850

    1,900  Jacksonville, Florida, Sales Tax Ser 2001 (AMBAC
             Insd)................................................    5.50       10/01/18        2,001,669

    2,000  Martin County, Florida, Utilities Ser 2001 (FGIC
             Insd)................................................    5.00       10/01/26        2,033,980

    1,000  Miami-Dade County, Florida, Ser 2005 A (MBIA Insd).....    0.00(c)    10/01/30          742,410

    8,000  South Miami Health Facilities Authority, Florida,
             Baptist Health Ser 2007 (a)..........................    5.00       08/15/42        7,866,600

    1,000  St Johns, Industrial Development Authority, Florida,
             Glenmoor Refg 2006 Ser A                                 5.375      01/01/40          806,290

    8,000  Tampa Bay Water, Florida, Ser 2001 B (FGIC Insd).......    5.00       10/01/31        8,057,120
                                                                                            --------------

                                                                                                32,680,559
                                                                                            --------------


                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------

           Georgia (11.9%)

$   3,000  Atlanta, Georgia, Airport Passenger Facilities Charge
             Airport Ser 2004 J (FSA Insd)........................    5.00    %  01/01/34   $    3,049,110

   10,000  Georgia Road & Tollway Authority, Ser 2001.............    5.375      03/01/17       10,750,800

    2,000  Georgia Road & Tollway Authority, Ser 2004.............    5.00       10/01/22        2,095,520

    3,000  Georgia Road & Tollway Authority, Ser 2004.............    5.00       10/01/23        3,129,030

      425  Main Street Natural Gas Inc, Georgia, Gas Project Ser
             2008 A...............................................    6.25       07/15/28          423,019

    2,000  Municipal Electric Authority of Georgia, Combustion
             Turbine Ser 2002 A (MBIA Insd).......................    5.25       11/01/21        2,094,520

    1,500  Municipal Electric Authority of Georgia, Combustion
             Turbine Ser 2002 A (MBIA Insd).......................    5.25       11/01/22        1,568,385
                                                                                            --------------

                                                                                                23,110,384
                                                                                            --------------

           Hawaii (3.9%)

    7,000  Hawaii, Airports Second Ser of 1991 (AMT) (ETM)........    6.90       07/01/12        7,590,660
                                                                                            --------------

           Idaho (0.4%)

    1,000  Madison County Industrial Development Authority, Idaho,
             Madison Memorial Hospital Ser 2006 COPs..............    5.25       09/01/37          843,910
                                                                                            --------------

           Illinois (2.0%)

    2,000  Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser
             2003 B-2 (AMT) (FSA Insd)............................    5.75       01/01/23        2,068,120

    1,035  Chicago Transit Authority, Illinois, Capital Grant
             Receipts Ser 2008 (AGC Insud)........................    5.25       06/01/24        1,099,066

      710  De Kalb County, Illinois, Community United School
             District No. 428 (FSA Insd) (WI).....................    5.00       01/01/23          742,646
                                                                                            --------------

                                                                                                 3,909,832
                                                                                            --------------

           Indiana (3.1%)

    3,000  Indiana Health & Educational Facility Financing
             Authority, Clarian Health Ser 2006 A.................    5.25       02/15/40        2,925,060

    3,000  Indiana Health Facilities Financing Authority,
             Community Health Ser 2005 A (AMBAC Insd).............    5.00       05/01/35        3,000,000
                                                                                            --------------

                                                                                                 5,925,060
                                                                                            --------------

           Iowa (1.7%)

    1,275  Coralville, Iowa, Urban Renewal Ser 2007 C                 5.00       06/01/47        1,092,114

    2,200  Coralville, Iowa, Marriot Hotel & Convention Center Ser
             2006 D COPs..........................................    5.25       06/01/26        2,233,198
                                                                                            --------------

                                                                                                 3,325,312
                                                                                            --------------


                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------

           Kentucky (5.9%)

$   5,000  Louisville & Jefferson County Metropolitan Sewer
             District, Kentucky, Ser 1999 A (FGIC Insd)...........    5.75    %  05/15/33   $    5,172,700

    2,925  Louisville & Jefferson County Metropolitan Sewer
             District, Kentucky, Ser 2001 A (MBIA Insd)...........    5.375      05/15/20        3,090,409

    3,075  Louisville & Jefferson County Metropolitan Sewer
             District, Kentucky, Ser 2001 A (MBIA Insd)...........    5.375      05/15/21        3,247,323
                                                                                            --------------

                                                                                                11,510,432
                                                                                            --------------

           Maryland (4.9%)

    1,000  Baltimore County, Maryland, Oak Crest Village Ser 2007
             A....................................................    5.00       01/01/37          916,100

    1,500  Maryland Health & Higher Educational Facilities
             Authority, King Farm Presbyterian Community 2006 Ser
             B....................................................    5.00       01/01/17        1,447,215

    3,000  Maryland Health & Higher Educational Facilities
             Authority, Medstar Health Refg Ser 2004..............    5.375      08/15/24        3,022,020

    1,000  Maryland Health & Higher Educational Facilities
             Authority, University of Maryland Medical Ser 2006
             A....................................................    5.00       07/01/41          970,010

    3,000  Northeast Maryland Waste Disposal Authority, Montgomery
             County Ser 2003 (AMT) (AMBAC Insd)...................    5.50       04/01/16        3,095,970
                                                                                            --------------

                                                                                                 9,451,315
                                                                                            --------------

           Massachusetts (0.2%)

      415  Massachusetts Bay Transportation Authority, Assess 2000
             Ser A................................................    5.25       07/01/30          427,342
                                                                                            --------------

           Michigan (3.3%)

    3,000  Michigan State Hospital Finance Authority, Henry Ford
             Health Refg Ser 2006 A...............................    5.25       11/15/46        2,905,080

    3,500  Michigan Strategic Fund, Detroit Edison Co Ser 2001 C..    5.45       09/01/29        3,539,025
                                                                                            --------------

                                                                                                 6,444,105
                                                                                            --------------

           Missouri (1.0%)

      885  Fenton, Missouri, Gravois Bluffs Refg Ser 2006.........    4.50       04/01/21          881,708

    1,000  Missouri Health & Educational Facilities Authority,
             Lutheran Senior Services Ser 2005 A..................    5.375      02/01/35          963,530
                                                                                            --------------

                                                                                                 1,845,238
                                                                                            --------------

           Nebraska (1.0%)

    2,000  Nebraska Public Power District, Ser 2005 C (FGIC
             Insd)................................................    5.00       01/01/41        1,970,400
                                                                                            --------------

           Nevada (3.1%)

    2,000  Clark County, Nevada, Airport Sub Lien Ser 2004 A (AMT)
             (FGIC Insd)..........................................    5.50       07/01/22        2,017,520


                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------

$   2,925  Las Vegas Water District, Nevada, Impr and Refg Ser
             2003 A (FGIC Insd)...................................    5.25    %  06/01/22   $    3,072,947

    1,000  Reno, Nevada, Renown Regional Medical Center Ser 2007
             A....................................................    5.25       06/01/37          941,800
                                                                                            --------------

                                                                                                 6,032,267
                                                                                            --------------

           New Jersey (8.6%)

    1,000  New Jersey Economic Development Authority, Cigarette
             Tax Ser 2004.........................................    5.75       06/15/34          960,780

    5,000  New Jersey Turnpike Authority, Ser 2003 A (AMBAC
             Insd)................................................    5.00       01/01/30        5,033,600

    7,000  New Jersey, 2001 Ser H (d).............................    5.25       07/01/19        7,828,450

    3,000  Tobacco Settlement Financing Corporation, New Jersey,
             Ser 2007-1A..........................................    4.625      06/01/26        2,563,140

    3,000  Tobacco Settlement Financing Corporation, New Jersey,
             Ser 2007-1B..........................................    0.00       06/01/41          267,600
                                                                                            --------------

                                                                                                16,653,570
                                                                                            --------------

           New Mexico (0.5%)

      920  New Mexico Finance Authority, Senior Lien Public
             Project Revolving Fund Ser 2008 A....................    5.00       06/01/27          957,692
                                                                                            --------------

           New York (15.9%)

    2,000  Long Island Power Authority, New York, Ser 2004 A
             (AMBAC Insd).........................................    5.00       09/01/34        2,022,600

    3,000  Metropolitan Transportation Authority, New York, State
             Service Contract Refg Ser 2002 B (MBIA Insd).........    5.50       07/01/20        3,194,190

    3,000  Metropolitan Transportation Authority, New York, State
             Service Contract Ser 2002 A (MBIA Insd)..............    5.50       01/01/19        3,196,560

    3,000  Nassau County Tobacco Settlement Corporation, New York,
             Asset Backed Ser 2006 A-3............................    5.125      06/01/46        2,688,180

      455  New York City, 2008 Subser L-1.........................    5.00       04/01/26          470,447

    2,000  New York City Industrial Development Agency, Yankee
             Stadium Ser 2006 (FGIC Insd).........................    5.00       03/01/46        1,908,240

    4,000  New York City Municipal Water Finance Authority, 1998
             Ser D (MBIA Insd)....................................    4.75       06/15/25        4,015,000

    5,000  New York City Municipal Water Finance Authority, 2002
             Ser G (FSA Insd).....................................    5.00       06/15/34        5,054,450

    3,000  New York City Municipal Water Finance Authority, 2003
             Ser A................................................    5.375      06/15/18        3,189,870

    2,000  New York City Transitional Finance Authority, Refg 2003
             Ser A................................................    5.50(c)    11/01/26        2,137,860

    2,000  New York State Energy & Research Development Authority,
             Brooklyn Union Gas Co 1991 Ser B (AMT)...............   10.514(e)   07/01/26        2,057,900

    1,000  Seneca Nation of Indians, New York, Ser 2007 A.........    5.00       12/01/23          889,840
                                                                                            --------------

                                                                                                30,825,137
                                                                                            --------------


                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------

           North Carolina (1.1%)

$   1,100  North Carolina Medical Care Commission, Salemtowne Refg
             Ser 2006.............................................    5.10    %  10/01/30   $      953,348

    1,200  University of North Carolina, Chapel Hill Ser 2003.....    5.00       12/01/24        1,244,292
                                                                                            --------------

                                                                                                 2,197,640
                                                                                            --------------

           Ohio (1.6%)

    3,000  Lorain County, Ohio, Catholic Healthcare Partners Ser
             2001 A...............................................    5.75       10/01/18        3,170,640
                                                                                            --------------

           Pennsylvania (4.6%)

    2,000  Allegheny County Development Authority, Pennsylvania,
             West Penn Allegheny Health Ser 2007 A (a)............    5.375      11/15/40        1,661,861

    5,000  Pennsylvania Turnpike Commission, Ser 2004 A (AMBAC
             Insd)................................................    5.00       12/01/34        5,098,100

    2,000  Pennsylvania, First Ser 2003 (MBIA Insd) (a)...........    5.00       01/01/13(f)     2,162,570
                                                                                            --------------

                                                                                                 8,922,531
                                                                                            --------------

           South Carolina (6.2%)

    3,000  Charleston Educational Excellence Financing
             Corporation, South Carolina, Charleston County School
             District Ser 2005....................................    5.25       12/01/29        3,056,220

       40  Lexington County, South Carolina, Health Services
             District Inc., Lexington Medical Center Ser 2007.....    5.00       11/01/16           41,875

      205  Richland County Environmental Improvement, South
             Carolina, 2007 Refg Ser A............................    4.60       09/01/12          202,809

    1,945  South Carolina Public Service Authority, Santee Cooper,
             1997 Refg Ser A (MBIA Insd)..........................    5.00       01/01/29        1,957,856

    1,500  South Carolina Public Service Authority, Santee Cooper,
             2002 Refg Ser A (FSA Insd)...........................    5.125      01/01/20        1,587,165

    1,000  South Carolina Public Service Authority, Santee Cooper,
             2002 Refg Ser A (FSA Insd)...........................    5.125      01/01/21        1,054,620

    4,000  South Carolina Public Service Authority, Santee Cooper,
             2003 Refg Ser A (AMBAC Insd).........................    5.00       01/01/27        4,085,520
                                                                                            --------------

                                                                                                11,986,065
                                                                                            --------------

           Tennessee (4.4%)

    5,000  Sullivan County Health Educational & Housing Facilities
             Board, Tennessee, Wellmont Health Ser 2006 C.........    5.25       09/01/36        4,491,600

    4,000  Tennessee Energy Acquisition Corporation, Ser 2006 A
             (a)..................................................    5.25       09/01/19        3,995,320
                                                                                            --------------

                                                                                                 8,486,920
                                                                                            --------------

           Texas (16.3%)

    1,090  Aldine Independent School District, Texas, Bldg & Refg
             Ser 2001 (PSF).......................................    5.00       02/15/26        1,105,500

    2,000  Alliance Airport Authority, Texas, Federal Express Corp
             Refg Ser 2006 (AMT)..................................    4.85       04/01/21        1,804,340


                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
----------------------------------------------------------------------------------------------------------

$   1,000  Austin, Texas, Water & Wastewater ROLS RR II R-674 (FSA
             Insd)................................................   12.762(e)%  05/15/27   $    1,069,220

    5,000  Dallas-Fort Worth International Airport, Texas, Ser
             2003 A (AMT) (FSA Insd)..............................    5.375      11/01/22        5,084,400

      555  Friendswood Independent School District, Texas,
             Schoolhouse Ser 2008 (PSF) (WI)......................    5.00       02/15/25          579,426

    1,335  Harris County Health Facilities Development Corp,
             Texas, TECO Project, Ser 2008 (AGC Insd).............    5.25       11/15/23        1,415,981

   10,000  Houston, Texas, Combined Utility First Lien Refg 2004
             Ser A (FGIC Insd)....................................    5.25       05/15/23       10,233,400

    4,500  Houston, Texas, Combined Utility First Lien Refg 2004
             Ser A (MBIA Insd)....................................    5.25       05/15/25        4,674,285

      420  Houston, Texas, Community College System Sr-Lien-
             Student Fee Ser 2008 (FSA Insd) (WI).................    5.00       04/15/23          441,172

    2,300  Houston, Texas, Hotel Occupancy Ser 2001 B (FSA Insd)
             (g)..................................................    0.00       09/01/25          925,589

    1,425  Houston Independent School District, Texas, Schoolhouse
             Ser 2008 (PSF).......................................    5.00       02/15/26        1,478,266

    5,100  North Texas Tollway Authority, System Rev Refunding
             Bond Ser 2008 D (AGC Insd) (g).......................    0.00       01/01/28        1,865,121

    1,000  Tarrant County Cultural Educational Facilities Finance
             Corp, Texas, Air Force Village II Inc Ser 2007.......    5.125      05/15/37          895,430
                                                                                            --------------

                                                                                                31,572,130
                                                                                            --------------

           Utah (1.6%)

    3,000  Salt Lake City, Utah, IHC, Hospital Inc Refg Ser 1991
             (ETM) (AMBAC Insd)...................................    9.823(e)   05/15/20        3,021,210
                                                                                            --------------

           Virginia (0.8%)

    1,750  Fairfax County Economic Development Authority,
             Virginia, Residential Care Facilities, Goodwin House
             Inc Ser  2007........................................    5.125      10/01/37        1,533,000
                                                                                            --------------

           Washington (5.8%)

    2,000  Grant County Public Utilities District #2, Washington,
             Wanapum 2005 Ser A (FGIC Insd).......................    5.00       01/01/29        2,006,620

    2,000  Lewis County Public Utility District #1, Washington,
             Cowlitz Falls Refg Ser 2003 (MBIA Insd)..............    5.00       10/01/22        2,073,820

    4,010  Port of Seattle, Washington, Passenger Facility Ser
             1998 A (MBIA Insd) (a)...............................    5.00       12/01/23        4,044,560

    3,000  Port of Seattle, Washington, Sub Lien Ser 1999 A (FGIC
             Insd)................................................    5.25       09/01/22        3,110,640
                                                                                            --------------

                                                                                                11,235,640
                                                                                            --------------

           Total Tax-Exempt Municipal Bonds (Cost $313,234,147)..........................      313,160,804
                                                                                            --------------






                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED) continued


  NUMBER OF
SHARES (000)                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------
              Short-Term Investment (h) (3.0%)

              Investment Company

      5,881   Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional
                Class (Cost $5,880,676)...................................................   $    5,880,676
                                                                                             --------------

              Total Investments (Cost $319,114,823).......................................      319,041,480
                                                                                             --------------






PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           Floating Rate Notes and Dealer Trusts Obligations
           Related to Securities Held (-10.9%)

$ (21,010) Notes with interest rates ranging from 2.43% to 2.71% at April 30,
             2008 and contractual maturities of collateral ranging from 06/15/22
             to 06/01/47 (See Note 1D) (i) (Cost $(21,105,080))..................      (21,105,080)
                                                                                    --------------

           Total Net Investments (Cost $298,009,743) (j) (k).............   153.7%     297,936,400

           Other Assets in Excess of Liabilities ........................     0.5          860,803

           Preferred Shares of Beneficial Interest ......................   (54.2)    (105,000,000)
                                                                           ------   --------------

           Net Assets Applicable to Common Shareholders .................   100.0%  $  193,797,203
                                                                           ======   ==============






                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED) continued


----------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.


 AMT   Alternative Minimum Tax.
 COPs  Certificates of Participation.
 ETM   Escrowed to Maturity.
 PSF   Texas Permanent School Fund Guarantee Program.
 ROLS  Reset Option Longs.
  WI   Security Purchased on a when-issued basis.
 (a)   Underlying security related to inverse floaters entered into by the
       Trust (See Note 1D).
 (b)   Joint exemption in locations shown.
 (c)   Security is a "step-up" bond where the coupon increases on a pre-
       determined future date.
 (d)   All or a portion of this security has been physically segregated in connection with open futures contracts in the amount of $420,054.
 (e)   Current coupon rate for inverse floating rate municipal obligations
       (See Note 8). This rate resets periodically as the auction rate on the related security changes. Position in inverse floating rate municipal obligations have a total value of $6,148,330, which represents 3.2% of net assets applicable to common shareholders.
 (f)   Prerefunded to call date shown.
 (g)   Capital appreciation bond.
 (h)   See Note 3 to the financial statements regarding investments in
       Morgan Stanley Institutional Liquidity Tax-Exempt
       Portfolio--Institutional Class.
 (i)   Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at April 30, 2008.
 (j)   Securities have been designated as collateral in an amount equal to
       $64,894,406 in connection with open futures and swap contracts, securities purchased on a when-issued basis and inverse floating rate municipal obligations.
 (k)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,831,601 and the aggregate gross unrealized depreciation is $6,904,944, resulting in net unrealized depreciation of $73,343.

Bond Insurance:
---------------
 AGC   Assured Guaranty Corporation.
AMBAC  AMBAC Assurance Corporation.
 FGIC  Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
 MBIA  Municipal Bond Investors Assurance Corporation.
 XLCA  XL Capital Assurance Inc.




                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED) continued

FUTURES CONTRACTS OPEN AT APRIL 30, 2008:


                                                                              UNREALIZED
NUMBER OF                     DESCRIPTION, DELIVERY      UNDERLYING FACE     APPRECIATION
CONTRACTS    LONG/SHORT          MONTH AND YEAR          AMOUNT AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------------------
    59          Long        U.S. Treasury Note 2 Year      $ 12,548,562        $(48,397)
                                    June 2008
    81          Long       U.S. Treasury Swap 10 Year         9,137,813          87,163
                                    June 2008
    75          Short       U.S. Treasury Note 5 Year        (8,398,829)        143,765
                                    June 2008
   110          Short      U.S. Treasury Note 10 Year       (12,739,375)        100,495
                                    June 2008
   127          Short      U.S. Treasury Bond 20 Year       (14,845,110)          7,042
                                    June 2008
                                                                               --------
                           Net Unrealized Appreciation..................       $290,068
                                                                               ========




INTEREST RATE SWAP CONTRACTS OPEN AT APRIL 30, 2008:


                            NOTIONAL                                                                          UNREALIZED
                             AMOUNT           PAYMENTS                RECEIVED            TERMINATION        APPRECIATION
      COUNTERPARTY           (000'S)        MADE BY TRUST             BY TRUST                DATE          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank N.A.     $13,100    Floating Rate 0.00%@    Fixed Rate 5.385%      February 14, 2018       $ 148,947
  Bank of America N.A.        12,410    Floating Rate 0.00@     Fixed Rate 5.580       February 28, 2018         226,607
  Bank of America N.A.         3,700    Floating Rate 0.00@     Fixed Rate 5.070         April 14, 2018           (3,885)
  Bank of America N.A.         3,490    Floating Rate 0.00@     Fixed Rate 4.982         April 15, 2018          (14,728)
   Merrill Lynch & Co.         4,660    Floating Rate 0.00@     Fixed Rate 5.000         April 15, 2018          (16,729)
JPMorgan Chase Bank N.A.      16,690    Fixed Rate 5.831        Floating Rate 0.00@    February 14, 2023        (182,255)
  Bank of America N.A.        15,865    Fixed Rate 5.990        Floating Rate 0.00@    February 28, 2023        (243,210)
  Bank of America N.A.         4,735    Fixed Rate 5.470        Floating Rate 0.00@      April 14, 2023           (3,125)
  Bank of America N.A.         4,250    Fixed Rate 5.380        Floating Rate 0.00@      April 15, 2023            7,862
   Merrill Lynch & Co.         5,975    Fixed Rate 5.395        Floating Rate 0.00@      April 15, 2023            8,544
                                                                                                               ---------
                            Net Unrealized Depreciation.................................................       $ (71,972)
                                                                                                               =========




----------

(@)  Floating rate represents USD-3 months LIBOR.




                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2008 (unaudited)


Assets:
Investments in securities, at value (cost $313,234,147)........  $313,160,804
Investment in affiliate, at value (cost $5,880,676)............     5,880,676
Unrealized appreciation on open swap contracts.................       391,960
Receivable for:
  Interest....................................................      4,683,544
  Dividends from affiliate....................................         18,794
Prepaid expenses and other assets..............................        29,468
                                                                 ------------
  Total Assets................................................    324,165,246
                                                                 ------------
Liabilities:
Floating rate note and dealer trusts obligations...............    21,105,080
Unrealized depreciation on open swap contracts.................       463,932
Payable for:
  Investments purchased.......................................      3,482,938
  Variation margin............................................         90,140
  Investment advisory fee.....................................         70,684
  Administration fee..........................................         21,454
  Transfer agent fee..........................................          1,641
Accrued expenses and other payables............................       132,174
                                                                 ------------
  Total Liabilities...........................................     25,368,043
                                                                 ------------
Preferred shares of beneficial interest, (at liquidation
  value), (1,000,000 shares authorized of non-participating
  $.01 par value, 2,100 shares outstanding)....................   105,000,000
                                                                 ------------
  Net Assets Applicable to Common Shareholders................   $193,797,203
                                                                 ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 13,865,373 shares
  outstanding).................................................  $194,150,201
Net unrealized appreciation....................................       144,753
Accumulated undistributed net investment income................       926,697
Accumulated net realized loss..................................    (1,424,448)
                                                                 ------------
  Net Assets Applicable to Common Shareholders................   $193,797,203
                                                                 ============
Net Asset Value Per Common Share
($193,797,203 divided by 13,865,373 common shares
outstanding)...................................................        $13.98
                                                                       ======





                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended April 30, 2008 (unaudited)


Net Investment Income:
Income
Interest........................................................  $ 7,909,883
Dividends from affiliate........................................       92,728
                                                                  -----------
  Total Income.................................................     8,002,611
                                                                  -----------
Expenses
Investment advisory fee.........................................      407,400
Interest and residual trust expenses............................      393,704
Auction commission fees.........................................      131,040
Administration fee..............................................      120,711
Professional fees...............................................       27,516
Custodian fees..................................................       25,217
Shareholder reports and notices.................................       25,069
Listing fees....................................................       10,059
Transfer agent fees and expenses................................        9,134
Auction agent fees..............................................        9,029
Trustees' fees and expenses.....................................        5,302
Other...........................................................       27,909
                                                                  -----------
  Total Expenses...............................................     1,192,090
Less: expense offset............................................      (25,152)
Less: rebate from Morgan Stanley affiliated cash sweep (Note
  3)............................................................       (3,626)
                                                                  -----------
  Net Expenses.................................................     1,163,312
                                                                  -----------
  Net Investment Income........................................     6,839,299
                                                                  -----------
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments.....................................................      358,413
Futures contracts...............................................   (1,571,691)
                                                                  -----------
  Net Realized Loss............................................    (1,213,278)
                                                                  -----------
Change in Unrealized Appreciation/Depreciation on:
Investments.....................................................   (6,830,458)
Futures contracts...............................................      373,952
Swap contracts..................................................      (71,972)
                                                                  -----------
  Net Change in Unrealized Appreciation/Depreciation...........    (6,528,478)
                                                                  -----------
  Net Loss.....................................................    (7,741,756)
                                                                  -----------
Dividends to preferred shareholders from net investment income..   (1,810,165)
                                                                  -----------
Net Decrease....................................................  $(2,712,622)
                                                                  ===========





                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                       FOR THE SIX      FOR THE YEAR
                                                      MONTHS ENDED          ENDED
                                                     APRIL 30, 2008   OCTOBER 31, 2007
                                                     --------------   ----------------
                                                       (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income..............................   $  6,839,299      $ 13,762,929
Net realized loss..................................     (1,213,278)         (288,719)
Net change in unrealized
  appreciation/depreciation........................     (6,528,478)       (9,252,797)
Dividends to preferred shareholders from net
  investment income................................     (1,810,165)       (3,991,260)
                                                      ------------      ------------
  Net Increase (Decrease).........................      (2,712,622)          230,153
                                                      ------------      ------------
Dividends and Distributions to Common Shareholders
  from:
Net investment income..............................     (4,803,927)       (9,798,457)
Net realized gain..................................             --        (1,480,096)
                                                      ------------      ------------
  Total Dividends and Distributions...............      (4,803,927)      (11,278,553)
                                                      ------------      ------------
Decrease from transactions in common shares of
  beneficial interest..............................     (1,973,563)       (5,007,030)
                                                      ------------      ------------
  Net Decrease....................................      (9,490,112)      (16,055,430)
Net Assets Applicable to Common Shareholders:
Beginning of period................................    203,287,315       219,342,745
                                                      ------------      ------------
End of Period
(Including accumulated undistributed net investment
income of $926,697 and $701,490, respectively).....   $193,797,203      $203,287,315
                                                      ============      ============





                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Quality Municipal Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on July 2, 1991 and commenced operations on September 27, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED) continued


entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Floating Rate Note and Dealer Trust Obligations Related to Securities
Held -- The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidations value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "floating rate note and dealer trust obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption "Interest and residual trust expenses" in the Trust's statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At April 30, 2008, Trust investments with a value of $27,062,331 are held by the Dealer Trusts and serve as collateral for the $21,105,080 in the floating rate note and dealer trusts obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at April 30, 2008 are presented in the Portfolio of Investments.

E. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED) continued


Operations. The Trust may pay or receive cash to collateralize interest rate swap contracts. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

F. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non taxable income to its shareholders. Therefore, no provisions for federal income taxes is required. The Trust files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Trust adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes, on April 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Trust recognizes the interest accrued related to unrecognized tax benefits in the interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust's average weekly net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust's average weekly net assets including preferred shares.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED) continued

3. Security Transactions and Transactions with Affiliates
The Trust invests in Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. For the six months ended April 30, 2008, advisory fees paid were reduced by $3,626 relating to the Trust's investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. Income distributions earned by the Trust are recorded as dividends from affiliate in the Statement of Operations and totaled $92,728 for the six months ended April 30, 2008. During the six months ended April 30, 2008, cost of purchases and sales of Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class aggregated $23,536,373 and $23,194,683, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2008 aggregated $17,471,193 and $15,264,967, respectively.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2008, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,644. At April 30, 2008, the Trust had an accrued pension liability of $56,581 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED) continued

4. Preferred Shares of Beneficial Interest
The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series A and B Auction Rate Preferred Shares ("preferred shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                      AMOUNT IN               RESET         RANGE OF
SERIES    SHARES+    THOUSANDS+    RATE+      DATE      DIVIDEND RATES++
------    -------    ----------    -----    --------    ----------------
   A       1,400       $70,000     2.377%   05/07/08     2.377% - 4.60%
   B         700        35,000     2.421    05/02/08      2.322 - 4.70



----------
  +  As of April 30, 2008.
  ++ For the six months ended April 30, 2008.

Subsequent to April 30, 2008 and up through June 6, 2008, the Trust paid dividends to Series A and B at rates ranging from 1.971% to 2.377%, in the aggregate amount of $242,732.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED) continued

5. Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

                                                                              CAPITAL
                                                                              PAID IN
                                                                             EXCESS OF
                                                    SHARES     PAR VALUE     PAR VALUE
                                                  ----------   ---------   ------------
Balance, October 31, 2006.......................  14,383,944    $143,839   $200,986,955
Treasury shares purchased and retired (weighted
  average discount 7.64%)+++....................    (365,357)     (3,653)    (5,003,377)
                                                  ----------    --------   ------------
Balance, October 31, 2007.......................  14,018,587     140,186    195,983,578
Treasury shares purchased and retired (weighted
  average discount 10.51%)+++...................    (153,214)     (1,532)    (1,972,031)
                                                  ----------    --------   ------------
Balance, April 30, 2008.........................  13,865,373    $138,654   $194,011,547
                                                  ==========    ========   ============




----------
  +++ The Trustees have voted to retire the shares purchased.

6. Dividends to Common Shareholders
On April 8, 2008, the Trust declared the following dividends from net investment income:

  AMOUNT        RECORD          PAYABLE
PER SHARE        DATE             DATE
---------    ------------    -------------
 $0.0575     May 23, 2008     May 30, 2008
 $0.0575     June 20 2008    June 27, 2008


7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Trust with the transfer agent and custodian.

8. Purposes of and Risks Relating to Certain Financial Instruments
The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust (See Note 1D). These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED) continued

also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Trust may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Trust expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Trust may also enter into these transactions to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statements of Assets and Liabilities.

9. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2007, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

10. Accounting Pronouncements
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about

Morgan Stanley Quality Municipal Investment Trust
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008 (UNAUDITED) continued

credit- risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

Morgan Stanley Quality Municipal Investment Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                         FOR THE SIX                    FOR THE YEAR ENDED OCTOBER 31,
                                                         MONTHS ENDED         -------------------------------------------------
                                                        APRIL 30, 2008              2007               2006             2005
                                                       ---------------        ---------------      -----------      -----------
                                                         (unaudited)
Selected Per Share Data:
Net asset value, beginning of period.........              $  14.50               $  15.25           $  15.29         $  15.64
                                                           --------               --------           --------         --------
Income (loss) from investment operations:
  Net investment income(1)..................                   0.49                   0.97               0.93             0.95
  Net realized and unrealized gain (loss)...                  (0.55)                 (0.68)              0.36            (0.29)
  Common share equivalent of dividends paid
  to preferred shareholders(1)...............                 (0.13)                 (0.28)             (0.20)           (0.14)
                                                             ------                 ------             ------           ------
Total income (loss) from investment
operations..................................                  (0.19)                  0.01               1.09             0.52
                                                             ------                  -----              -----            -----
Less dividends and distributions from:
  Net investment income.....................                  (0.35)                 (0.69)             (0.79)           (0.81)
  Net realized gain.........................                  --                     (0.10)             (0.40)           (0.13)
                                                       ---------- -                 ------             ------           ------
Total dividends and distributions............                 (0.35)                 (0.79)             (1.19)           (0.94)
                                                             ------                 ------             ------           ------
Anti-dilutive effect of acquiring treasury
shares(1)...................................                   0.02                   0.03               0.06             0.07
                                                              -----                  -----              -----            -----
Net asset value, end of period...............              $  13.98               $  14.50           $  15.25         $  15.29
                                                           ========               ========           ========         ========
Market value, end of period..................              $  12.79               $  13.00           $  13.87         $  13.62
                                                           ========               ========           ========         ========
Total Return(2)..............................                  1.09%(3)              (0.70)%            11.12%            4.24%
Ratios to Average Net Assets of Common
Shareholders:
Total expenses (before expense offset).......                  1.20%(4)(5)(7)         1.13%(6)(7)        0.93%(6)         0.85%(6)
Total expenses (before expense offset,
exclusive of interest and residual trust
expenses)...................................                   0.81%(4)(5)(7)         0.77%(6)(7)        0.85%(6)         0.85%(6)
Net investment income before preferred stock
dividends...................................                   6.93%(4)(7)            6.55%(7)           6.34%            6.15%
Preferred stock dividends....................                  1.83%(4)               1.90%              1.36%            0.93%
Net investment income available to common
shareholders................................                   5.09%(4)(7)            4.65%(7)           4.98%            5.22%
Supplemental Data:
Net assets applicable to common shareholders,
end of period, in thousands.................               $193,797               $203,287           $219,343         $229,415
Asset coverage on preferred shares at end of
period......................................                    285%                   294%               309%             318%
Portfolio turnover rate......................                     5%(3)                 10%                17%              18%
                                                        FOR THE YEAR ENDED OCTOBER
                                                                    31,
                                                       ----------------------------
                                                           2004             2003
                                                       -----------      -----------
Selected Per Share Data:
Net asset value, beginning of period.........            $  15.36         $  15.23
                                                         --------         --------
Income (loss) from investment operations:
  Net investment income(1)..................                 0.96             1.01
  Net realized and unrealized gain (loss)...                 0.30             0.25
  Common share equivalent of dividends paid
  to preferred shareholders(1)...............               (0.12)           (0.11)
                                                           ------           ------
Total income (loss) from investment
operations..................................                 1.14             1.15
                                                            -----            -----
Less dividends and distributions from:
  Net investment income.....................                (0.89)           (0.96)
  Net realized gain.........................                (0.03)           (0.09)
                                                           ------           ------
Total dividends and distributions............               (0.92)           (1.05)
                                                           ------           ------
Anti-dilutive effect of acquiring treasury
shares(1)...................................                 0.06             0.03
                                                            -----            -----
Net asset value, end of period...............            $  15.64         $  15.36
                                                         ========         ========
Market value, end of period..................            $  13.99         $  14.22
                                                         ========         ========
Total Return(2)..............................                5.05%            8.66%
Ratios to Average Net Assets of Common
Shareholders:
Total expenses (before expense offset).......                0.84%(6)         0.79%(6)
Total expenses (before expense offset,
exclusive of interest and residual trust
expenses)...................................                 0.84%(6)         0.79%(6)
Net investment income before preferred stock
dividends...................................                 6.23%            6.54%
Preferred stock dividends....................                0.80%            0.71%
Net investment income available to common
shareholders................................                 5.43%            5.83%
Supplemental Data:
Net assets applicable to common shareholders,
end of period, in thousands.................             $244,137         $249,852
Asset coverage on preferred shares at end of
period......................................                  332%             338%
Portfolio turnover rate......................                  25%              21%



----------

(1) The per share amounts were computed using an average number of common shares outstanding during the period.
(2) Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(3)  Not annualized.
(4)  Annualized.
(5)  Does not reflect the effect of expense offset of 0.03%.
(6)  Does not reflect the effect of expense offset of 0.01%.
(7) Reflects rebate of certain Trust expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt
     Portfolio-Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

Morgan Stanley Quality Municipal Investment Trust
REVISED INVESTMENT POLICY (UNAUDITED)

While the Trust's policy is to emphasize investments in municipal obligations with longer-term maturities because generally longer-term obligations, while more susceptible to market fluctuations resulting from changes in interest rates, produce higher yields than short-term obligations, the Trust no longer expects to maintain a specific average weighted maturity of its portfolio. As a result of changes in the fixed-income and municipal marketplace, the Trust's average portfolio maturity will vary depending upon market conditions and other factors.

Morgan Stanley Quality Municipal Investment Trust
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY (UNAUDITED)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

FOR EXAMPLE:
- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites'

Morgan Stanley Quality Municipal Investment Trust
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY (UNAUDITED) continued


  content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Quality Municipal
Investment Trust


Semiannual Report
April 30, 2008




IQTSAN
IU08-03254P-Y04/08

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                                    REGISTRANT PURCHASE OF EQUITY SECURITIES
-----------------------------------------------------------------------------------------------------------
Period                        (a) Total         (b) Average      (c) Total                (d) Maximum
                              Number of         Price Paid       Number of                Number (or
                              Shares (or        per Share        Shares (or               Approximate
                              Units)            (or Unit)        Units)                   Dollar Value)
                              Purchased                          Purchased as             of Shares (or
                                                                 Part of Publicly         Units) that May
                                                                 Announced                Yet Be Purchased
                                                                 Plans or                 Under the Plans
                                                                 Programs                 or Programs
-----------------------------------------------------------------------------------------------------------
November 1, --
November 30, 2007                  29,500           12.5998                N/A                   N/A
-----------------------------------------------------------------------------------------------------------
December 1, --
December 31, 2007                  54,511           12.5042                N/A                   N/A
-----------------------------------------------------------------------------------------------------------
January 1, --
January 31, 2008                   49,403           13.3327                N/A                   N/A
-----------------------------------------------------------------------------------------------------------
February 1 --
February 29, 2008                  19,800           13.2595                N/A                   N/A
-----------------------------------------------------------------------------------------------------------
March 1 --
March 31, 2008                                                             N/A                   N/A
-----------------------------------------------------------------------------------------------------------
April 1, --
April 30, 2008                                                             N/A                   N/A
-----------------------------------------------------------------------------------------------------------
Total                             153,214           12.9241                N/A                   N/A
-----------------------------------------------------------------------------------------------------------


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Trust's/Fund's principal executive officer and principal financial officer have concluded that the Trust's/Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.


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

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


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

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Investment Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008


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